Subsequent and relevant events - Debt management transaction (Details) - Debt management transaction $ in Millions	Mar. 20, 2024 USD ($)
Relevant and/or subsequent events (unaudited)
Short-term financing	$ 1,200
Term of subject to adjustments	5 years
Bank of Nova Scotia
Relevant and/or subsequent events (unaudited)
Short-term financing	$ 300
BBVA Securities Inc
Relevant and/or subsequent events (unaudited)
Short-term financing	250
Bank of America, N.A
Relevant and/or subsequent events (unaudited)
Short-term financing	200
JPMorgan Chase Bank, N.A
Relevant and/or subsequent events (unaudited)
Short-term financing	200
Itau Chile New York Branch
Relevant and/or subsequent events (unaudited)
Short-term financing	100
Standard Chartered Bank Hong Kong Limited
Relevant and/or subsequent events (unaudited)
Short-term financing	$ 150